UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2008
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	01/09/2009
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE


Amazon.com Inc.			COMMON STOCK 023135106	51,691	  1,008,020	    X		   957,220	 50,800
American Express Co.		COMMON STOCK 025816109	31,359	  1,690,496	    X		 1,604,096	 86,400
Apple Inc.			COMMON STOCK 037833100	32,055	    375,574	    X		   356,524	 19,050
Automatic Data Processing, Inc.	COMMON STOCK 053015103	67,982	  1,728,052	    X		 1,640,352	 87,700
Coca Cola Company		COMMON STOCK 191216100	55,067	  1,216,417	    X		 1,159,017	 57,400
Dentsply International Inc.	COMMON STOCK 249030107	24,915	    882,261	    X		   840,411	 41,850
Ecolab Inc.			COMMON STOCK 278865100	39,952	  1,136,617	    X		 1,077,017	 59,600
Electronic Arts Inc.		COMMON STOCK 285512109	   389	     24,250	    X		    24,250	      0
Genzyme Corp.			COMMON STOCK 372917104	72,400	  1,090,856	    X		 1,037,006	 53,850
Google				COMMON STOCK 38259P508	44,762	    145,495	    X		   138,130	  7,365
Henry Schein Inc.		COMMON STOCK 806407102	27,211	    741,657	    X		   705,207	 36,450
Lowe's Co. Inc.			COMMON STOCK 548661107	51,670	  2,401,045	    X		 2,272,445	128,600
Medtronic Inc.			COMMON STOCK 585055106	67,845	  2,159,286	    X		 2,054,886	104,400
Microsoft Corp.			COMMON STOCK 594918104	60,989	  3,137,316	    X		 2,976,016	161,300
Monsanto Co.			COMMON STOCK 61166w101	37,441	    532,217	    X		   505,437	 26,780
National Oilwell Varco, Inc.	COMMON STOCK 637071101	37,324	  1,527,179	    X		 1,453,779	 73,400
Pepsico Inc.			COMMON STOCK 713448108	39,202	    715,752	    X		   678,812	 36,940
Procter & Gamble Co.		COMMON STOCK 742718109	79,601	  1,287,618	    X		 1,227,418	 60,200
Qualcomm Inc.			COMMON STOCK 747525103	42,516	  1,186,590	    X		 1,125,590	 61,000
SAP AG ADR			COMMON STOCK 803054204	44,423	  1,226,489	    X		 1,160,439	 66,050
Schlumberger 			COMMON STOCK 806857108	26,893	    635,311	    X		   603,511	 31,800
Staples Inc.			COMMON STOCK 855030102	72,841	  4,064,786	    X		 3,866,486	198,300
Starbucks Corporation		COMMON STOCK 855244109	40,437	  4,274,529	    X		 4,059,229	215,300
State Street Corp.		COMMON STOCK 857477103	60,338	  1,534,140	    X		 1,461,140	 73,000
Sysco Corp. 			COMMON STOCK 871829107	40,779	  1,777,654	    X		 1,689,954	 87,700
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	62,403	  1,465,893	    X		 1,393,793	 72,100
Visa Inc.			COMMON STOCK 92826c839	67,894	  1,294,445	    X		 1,232,645	 61,800
Zimmer Holdings Inc.		COMMON STOCK 98956p102	32,293	    798,930	    X		   759,030	 39,900

						     1,312,672

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